Liabilities Subject to Compromise - Q2 (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities Subject to Compromise [Abstract]
Accounts payable - pre-petition	$ 0	$ 834,219	$ 3,502,607
Expectation damages accrual- PharmAthene Litigation	0	205,400,068	191,046,416
Legal and expert fees accrual - PharmAthene Litigation		3,200,000	3,200,000
Legal and expert fees accrual - PharmAthene Litigation	0	737,883	794,750
Liabilities Subject to Compromise	0	206,972,170	$ 399,039,967
Surety bond		2,700,000
Payment to post collateral for surety bond	$ 1,300,000	$ 1,300,000